TAXES ON INCOME (Schedule of Effect on Benefit Resulting from "Preferred Enterprise" Status on Net Earnings Per Ordinary Share) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Entity Information [Line Items]
Basic earnings per share (in usd per share)	$ 2.99	$ 2.60	$ 2.37
Diluted earnings per share (in usd per share)	2.88	2.52	2.31
Approved, Privileged and Preferred Enterprise
Entity Information [Line Items]
Basic earnings per share (in usd per share)	0.29	0.39	0.36
Diluted earnings per share (in usd per share)	$ 0.28	$ 0.38	$ 0.35